Revenue - Summary of Revenue by Segment and Asset (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reportable segments [line items]
Revenue	$ 65,098	$ 56,921	$ 38,924
Revenue [member]
Disclosure of reportable segments [line items]
Revenue	65,098	56,921	38,924
Operating segments [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	16,849	15,726	10,666
Operating segments [member] | Copper [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	16,849	15,726	10,666
Operating segments [member] | Copper [member] | Escondida [member]
Disclosure of reportable segments [line items]
Revenue	9,500	9,470	6,719
Operating segments [member] | Copper [member] | Pampa Norte [member]
Disclosure of reportable segments [line items]
Revenue	2,670	1,801	1,395
Operating segments [member] | Copper [member] | Olympic Dam [member]
Disclosure of reportable segments [line items]
Revenue	1,776	2,211	1,463
Operating segments [member] | Copper [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue	2,903	2,244	1,089
Operating segments [member] | Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	30,767	34,475	20,797
Operating segments [member] | Iron Ore [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	30,767	34,475	20,797
Operating segments [member] | Iron Ore [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue	19	18	15
Operating segments [member] | Iron Ore [member] | Western Australia Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	30,632	34,337	20,663
Operating segments [member] | Iron Ore [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue	116	120	119
Operating segments [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	15,549	5,154	6,242
Operating segments [member] | Coal [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	15,549	5,154	6,241
Operating segments [member] | Coal [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue			1
Operating segments [member] | Coal [member] | BHP Mitsubishi Alliance [Member]
Disclosure of reportable segments [line items]
Revenue	10,254	3,537	4,422
Operating segments [member] | Coal [member] | New South Wales Energy Coal [member]
Disclosure of reportable segments [line items]
Revenue	3,035	839	885
Operating segments [member] | Coal [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue	2,260	778	935
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,933	1,566	1,219
Group and unallocated items/eliminations [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	$ 1,933	$ 1,566	1,220
Group and unallocated items/eliminations [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue			$ (1)